Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Interest Rate Derivatives | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	$ 0	$ 0
Accounts payable and accrued liabilities	0
Interest Rate Derivatives | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	1,523	3,485
Accounts payable and accrued liabilities	6,591
Interest Rate Derivatives | Significant unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	0	0
Accounts payable and accrued liabilities	0
Foreign Currency Hedges | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	0
Accounts payable and accrued liabilities	0	0
Foreign Currency Hedges | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	4,667
Accounts payable and accrued liabilities	39	985
Foreign Currency Hedges | Significant unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	0
Accounts payable and accrued liabilities	$ 0	$ 0